Group assets and liabilities - measurement - Fair value disclosed (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial instruments
Total financial instruments carried at amortised cost	£ (9,075)	£ (7,848)
Loans
Financial instruments
Financial assets at amortised cost	9,714
Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost	(3,132)
Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(7,441)
Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(1,435)
Borrowings (excluding lease liabilities) attributable to the with-profits funds
Financial instruments
Financial liabilities at amortised cost	(25)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(6,756)
Continuing and discontinued operations
Financial instruments
Total financial instruments carried at amortised cost		(7,896)
Continuing and discontinued operations | Loans
Financial instruments
Financial assets at amortised cost		13,257
Continuing and discontinued operations | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost		(3,168)
Continuing and discontinued operations | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost		(7,664)
Continuing and discontinued operations | Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost		(998)
Continuing and discontinued operations | Borrowings (excluding lease liabilities) attributable to the with-profits funds
Financial instruments
Financial liabilities at amortised cost		(2,334)
Continuing and discontinued operations | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost		(6,989)
UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial instruments carried at amortised cost	389	(48)
UK & Europe Operations (M&G Prudential) | Loans
Financial instruments
Financial assets at amortised cost	3,595	3,597
UK & Europe Operations (M&G Prudential) | Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(114)	(106)
UK & Europe Operations (M&G Prudential) | Borrowings (excluding lease liabilities) attributable to the with-profits funds
Financial instruments
Financial liabilities at amortised cost	(2,038)	(2,315)
UK & Europe Operations (M&G Prudential) | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(1,054)	(1,224)
Fair value of instruments not measured at fair value
Financial instruments
Total financial instruments carried at amortised cost	(9,531)	(8,040)
Fair value of instruments not measured at fair value | Loans
Financial instruments
Financial assets at amortised cost	10,010
Fair value of instruments not measured at fair value | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost	(3,140)
Fair value of instruments not measured at fair value | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(8,052)
Fair value of instruments not measured at fair value | Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(1,435)
Fair value of instruments not measured at fair value | Borrowings (excluding lease liabilities) attributable to the with-profits funds
Financial instruments
Financial liabilities at amortised cost	(24)
Fair value of instruments not measured at fair value | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(6,890)
Fair value of instruments not measured at fair value | Continuing and discontinued operations
Financial instruments
Total financial instruments carried at amortised cost		(7,447)
Fair value of instruments not measured at fair value | Continuing and discontinued operations | Loans
Financial instruments
Financial assets at amortised cost		13,666
Fair value of instruments not measured at fair value | Continuing and discontinued operations | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost		(3,157)
Fair value of instruments not measured at fair value | Continuing and discontinued operations | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost		(7,847)
Fair value of instruments not measured at fair value | Continuing and discontinued operations | Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost		(998)
Fair value of instruments not measured at fair value | Continuing and discontinued operations | Borrowings (excluding lease liabilities) attributable to the with-profits funds
Financial instruments
Financial liabilities at amortised cost		(2,103)
Fair value of instruments not measured at fair value | Continuing and discontinued operations | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost		(7,008)
Fair value of instruments not measured at fair value | UK & Europe Operations (M&G Prudential)
Financial instruments
Total financial instruments carried at amortised cost	943	593
Fair value of instruments not measured at fair value | UK & Europe Operations (M&G Prudential) | Loans
Financial instruments
Financial assets at amortised cost	4,149	4,008
Fair value of instruments not measured at fair value | UK & Europe Operations (M&G Prudential) | Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(114)	(106)
Fair value of instruments not measured at fair value | UK & Europe Operations (M&G Prudential) | Borrowings (excluding lease liabilities) attributable to the with-profits funds
Financial instruments
Financial liabilities at amortised cost	(2,038)	(2,085)
Fair value of instruments not measured at fair value | UK & Europe Operations (M&G Prudential) | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	£ (1,054)	£ (1,224)